Annual Total Returns[BarChart] - US Government Plus ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	44.49%	1.75%	(19.58%)	36.54%	(5.56%)	(0.18%)	9.92%	(5.24%)	18.35%	20.67%